Long-Term Debt	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	As at	As at
	September 30, 2018	December 31, 2017
	$	$
Revolving Credit Facilities due through 2022	465,763	539,735
Term Loans due through 2021	348,946	423,512
Total principal	814,709	963,247
Less: unamortized discount and debt issuance costs	(7,631)	(10,945)
Total debt	807,078	952,302
Less: current portion	(103,843)	(166,745)
Non-current portion of long-term debt	703,235	785,557

As at September 30, 2018, the Company had three revolving credit facilities (or the Revolvers), which, as at such date, provided for aggregate borrowings of up to $500.6 million, of which $34.8 million was undrawn (December 31, 2017 - $628.3 million, of which $88.6 million was undrawn). Interest payments are based on LIBOR plus margins. As at September 30, 2018, such margins ranged between 2.00% and 2.75% (December 31, 2017: 0.45% and 2.75%). The total amount available under the Revolvers reduces by $51.4 million (remainder of 2018), $19.2 million (2019), $19.2 million (2020), $311.9 million (2021) and $98.9 million (2022). As at September 30, 2018, the Company also had three term loans outstanding, which totaled $348.9 million (December 31, 2017 - $423.5 million). Interest payments on the term loans are based on a combination of a fixed rate of 5.4% (December 31, 2017 - 5.4%) and variable rates based on LIBOR plus margins. As at September 30, 2018, the margins ranged from 0.30% to 2.00% (December 31, 2017 - 0.30% to 2.00%). The term loan repayments are made in quarterly or semi-annual payments. Two of the term loans also have a balloon or bullet repayment due at maturity in 2021. These revolving credit facilities and term loans are further described below.

In December 2017, the Company entered into a $270.0 million long-term debt facility (or the 2017 Revolver), which is scheduled to mature in December 2022. In December 2017, $215.8 million of the 2017 Revolver was used to refinance two of the Company's debt facilities that were assumed in the merger with TIL (note 18). These debt facilities were scheduled to mature in April 2019 and June 2020. As at September 30, 2018, the 2017 Revolver is collateralized by 8 of the Company's vessels, together with other related security. The 2017 Revolver also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As of September 30, 2018, the hull coverage ratio was 174% (December 31, 2017 - 191%). The vessel values used in this ratio are appraised values provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5% of the Company's total consolidated debt.

The Company entered into a $894.4 million long-term debt facility (or the 2016 Debt Facility), consisting of both a term loan and a revolving credit component, which are scheduled to mature in January 2021. The 2016 Debt Facility is collateralized by 29 of the Company’s vessels, together with other related security. The 2016 Debt Facility also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by one or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company’s option. As at September 30, 2018, the hull coverage ratio was 134% (December 31, 2017 - 145%). The vessel values used in this ratio are appraised values provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company’s total consolidated debt.

As at September 30, 2018, the Company’s remaining revolver had an outstanding balance of $47.6 million (December 31, 2017 - $65.6 million) and was scheduled to mature in November 2018. The revolver is collateralized by three of the Company’s vessels, together with other related security, and requires that the Company's applicable subsidiary maintain a minimum hull coverage ratio of 105% of the total outstanding drawn balance for the facility period. Such requirement is assessed on an annual basis, with reference to vessel valuations compiled by one or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Company to either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company’s option. As at September 30, 2018, such revolver, with a minimum hull coverage ratio requirement, had a hull coverage ratio of 150% (December 31, 2017 - 118%). The vessel values used in this ratio are appraised values provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. The revolver is also guaranteed by Teekay and contains covenants that require Teekay (excluding the Company and Teekay LNG Partners L.P. (or TGP)) to maintain the greater of free liquidity (cash and cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $50.0 million and at least 5.0% of Teekay’s total consolidated debt which has recourse to Teekay.

The Company’s remaining two term loans are guaranteed by Teekay and are collateralized by six of the Company’s vessels, together with other related security. One of the term loans contains covenants that require Teekay and the Company collectively to maintain the greater of (a) free cash (cash and cash equivalents) of at least $50.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 5.0% of Teekay’s total consolidated debt (excluding the debt of TGP). The other term loan requires Teekay and the Company collectively to maintain the greater of (a) free cash (cash and cash equivalents) of at least $100.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay's total consolidated debt (excluding the debt of TGP).

As at September 30, 2018, the Company was in compliance with all covenants in respect of the Revolvers and term loans. Teekay has also advised the Company that Teekay is in compliance with all covenants relating to the revolving credit facilities and term loans to which the Company is a party.
The weighted-average interest rate on the Company’s long-term debt as at September 30, 2018 was 4.3% (December 31, 2017 - 3.5%). This rate does not reflect the effect of the Company’s interest rate swap agreements (note 9).
The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to September 30, 2018, including the effect of the sale-leaseback transaction described in note 20, are $25.9 million (remaining 2018), $104.6 million (2019), $120.9 million (2020), $426.8 million (2021), $102.5 million (2022) and $34.0 million (thereafter).